(Loss) Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Income Before Income Tax USD ($)	Dec. 31, 2014 Income Before Income Tax CNY	Dec. 31, 2013 Income Before Income Tax CNY	Dec. 31, 2012 Income Before Income Tax CNY	Dec. 31, 2014 Cayman Islands USD ($)	Dec. 31, 2014 Cayman Islands CNY	Dec. 31, 2013 Cayman Islands CNY	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2014 British Virgin Islands USD ($)	Dec. 31, 2014 British Virgin Islands CNY	Dec. 31, 2013 British Virgin Islands CNY	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2014 HONG KONG USD ($)	Dec. 31, 2014 HONG KONG CNY	Dec. 31, 2013 HONG KONG CNY	Dec. 31, 2012 HONG KONG CNY	Dec. 31, 2014 CHINA USD ($)	Dec. 31, 2014 CHINA CNY	Dec. 31, 2013 CHINA CNY	Dec. 31, 2012 CHINA CNY	Dec. 31, 2014 JAPAN USD ($)	Dec. 31, 2014 JAPAN CNY	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF USD ($)	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF CNY	Dec. 31, 2014 TAIWAN USD ($)	Dec. 31, 2014 TAIWAN CNY
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income (loss) before income taxes and noncontrolling interests	$ 36,919	229,068	26,566	(23,162)	$ 36,919	229,068	26,566	(23,162)	$ (8,724)	(54,131)	9,008	(43,486)	$ (379)	(2,351)	(591)	(18,881)	$ (8,894)	(55,182)	(2,783)	5,369	$ 55,230	342,683	20,932	33,836	$ (131)	(813)	$ 72	446	$ (255)	(1,584)